UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment |_|; Amendment Number:  ____
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:       Union National Bank & Trust Company of Souderton
Address:    P.O. Box 197, Trust Department
            Souderton, PA 18964

Form 13F File Number: 28-3779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Darren G. Johnson
Title:    Trust Officer
Phone:    (215) 721-2549

Signature, Place, and Date of Signing:
     /s/ Darren G. Johnson     Souderton, PA           May 2, 2000
          [Signature]          [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                  Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   82

Form 13F Information Table Value Total:   $223,534,032

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number    Name
NONE

[Repeat as necessary.]

13 F - Union National Bank & Trust Co. (as of 03/31/00)

                                                       Market           Investment Discretion          Voting Authority (all shares)
Name of Issuer               Class    Cusip No.         Value       Shares      Sole       Shared        Sole     Shared      Other

A T & T CORP                 Common   001957109       4,950,520     99,010      80,921      18,089      42,694         0      67,030
AMERICA ONLINE INC.          Common   02364J104       1,109,625     20,175      19,175       1,000       8,220         0      15,745
AMERICAN EXPRESS CO          Common   025816109         815,256      6,084       5,884         200       3,800         0       2,984
AMERICAN HOME PRODUCTS       Common   026609107         595,595     10,780       8,580       2,200       7,960         0      24,800
AMERICAN INTL GROUP INC      Common   026874107      10,210,227     98,590      86,906      11,684      39,631         0      61,794
AMGEN                        Common   031162100         464,200      8,800       8,300         500       6,200         0       4,700
APPLIED MATERIALS INCORPO    Common   038222105         200,782      2,500       2,500           0       2,000         0       1,800
ATLANTIC RICHFIELD CO        Common   048825103         813,370      9,980       6,644       3,336       5,880         0       6,660
BANK AMERICA CORP COM        Common   060505104         647,939     12,975      12,075         900       8,010         0       6,376
BELL ATLANTIC CORP           Common   077853109       2,749,515     44,982      33,781      11,201      17,065         0      36,234
BELLSOUTH CORP               Common   079860102       1,238,541     25,180      11,592      13,588      14,730         0      26,866
BESTFOODS                    Common   08658U101         808,448     16,520       3,100      13,420       8,920         0       7,600
BRISTOL MEYERS SQUIBB COM    Common   110122108       6,169,810     97,354      83,750      13,604      38,970         0      66,004
CHASE MANHATTAN CORP         Common   16161A108         277,798      3,522         600       2,922         690         0       2,832
CHEVRON CORP                 Common   166751107       2,309,278     26,950      25,350       1,600      13,600         0      17,250
CISCO SYSTEMS INC            Common   17275R102       7,783,350    136,550     123,350      13,200      76,030         0      77,690
CITIGROUP INC.               Common   172967101       1,736,694     29,943      17,275      12,668      15,920         0      17,168
COCA COLA CO                 Common   191216100       1,796,810     38,230      17,110      21,120      12,010         0      30,101
COLGATE PALMOLIVE CO         Common   194162103       2,868,338     51,450      45,050       6,400      36,650         0      19,100
CONECTIV INC.                Common   206829103         203,583     11,510       5,800       5,710       6,360         0       5,240
DISNEY COMPANY               Common   254687106       3,776,318     97,140      77,540      19,600      35,460         0      70,175
DU PONT DE NEMOURS EI CO     Common   263534109       5,826,673    103,816      82,160      21,656      43,726         0      63,610
EMC CORPORATION              Common   268648102         220,000      2,000       1,000       1,000       2,570         0       2,000
ENERGY EAST CORP.            Common   29266M109         202,089      9,652       2,300       7,352       3,352         0       6,300
ENRON CORP                   Common   293561106       2,166,324     31,396      29,196       2,200      11,750         0      21,896
EXXON MOBIL CORP COM         Common   30231G102       9,663,964    122,717      75,908      46,809      63,916         0      81,252
FEDERAL NATIONAL MORTGAGE    Common   313586109       3,202,650     51,760      46,860       4,900      19,170         0      36,500
FIRST UNION CORP             Common   337358105       7,379,017    224,031     154,294      69,737      59,646         0     169,540
FORD MOTOR CO                Common   345370100         438,126      8,528       5,008       3,520       5,400         0       5,211

GENERAL ELECTRIC CO          Common   369604103      22,869,924    156,912     123,148      33,764      74,792         0      90,051
GENERAL MOTORS CORP          Common   370442105         432,880      5,275       3,165       2,110       2,723         0      11,252
GILLETTE CO                  Common   375766102         269,800      7,100       1,700       5,400       6,720         0       3,600
GLAXO WELLCOME PLC           Common   37733W105         253,650      4,450       4,300         150       4,300         0         150
GTE CORP                     Common   362320103       1,501,017     20,422      15,474       4,948      11,698         0      11,924
HARLEYSVILLE NATIONAL COR    Common   412850109       3,621,732    132,908      97,544      35,364      25,440         0     111,188
HARLEYSVILLE SAVINGS FINA    Common   412865107         616,721     45,683      35,585      10,098      13,341         0      34,609
HEWLETT PACKARD CO           Common   428236103         664,200      5,400       1,900       3,500       1,400         0       4,500
HOME DEPOT INC               Common   437076102       1,522,850     26,600      25,700         900      15,400         0      14,050
HONEYWELL INTERNATIONAL I    Common   438516106         314,791      5,816       5,216         600       1,660         0       4,956
INTEL CORP                   Common   458140100      10,215,725     92,450      74,350      18,100      42,960         0      59,450
INTL BUSINESS MACHINES CO    Common   459200101       6,484,590     61,758      55,358       6,400      29,638         0      44,722
JOHNSON & JOHNSON            Common   478160104       7,001,710     95,505      77,685      17,820      39,675         0      60,751
LILLY ELI & CO               Common   532457108         269,750      4,000       3,000       1,000       1,300         0       3,000
LUCENT TECHNOLOGIES INC.     Common   549463107       8,896,993    169,064     126,367      42,697      67,798         0     114,195
MCGRAW HILL INC              Common   580645109       2,046,330     47,520      40,520       7,000      20,820         0      28,400
MCI WORLDCOM INC.            Common   55268B106       1,000,578     26,331      22,062       4,269      16,667         0      17,059
MEDIAONE GROUP INC.          Common   58440J104         286,440      3,696       2,524       1,172       2,184         0       2,510
MEDTRONIC INC                Common   585055106         271,950      5,600       5,600           0       3,140         0       5,100
MELLON FINANCIAL CORP        Common   58551A108         322,373     10,548       4,524       6,024       5,428         0       5,120
MERCK & CO INC               Common   589331107       9,763,454    153,604     107,266      46,338      81,505         0      94,417
MICROSOFT CORPORATION        Common   594918104      12,903,977    174,084     146,449      27,635      63,774         0     117,590
MORGAN J P & CO INC          Common   616880100         265,407      2,135       1,735         400       1,490         0         935
MORGAN STANLEY DEAN WITTE    Common   617446448       7,999,920    118,080      98,080      20,000      53,630         0      69,050
NATIONAL PENN BANCSHARES     Common   637138108         311,622     15,365       3,038      12,327      15,366         0           0
NOKIA CORP ADS               Common   654902204         702,344     15,500      14,400       1,100       6,725         0      10,175
ORACLE SYSTEMS, CORPORATI    Common   68389X105         419,203      6,600       2,000       4,600       1,000         0       7,775
PECO ENERGY CO               Common   693304107         821,199     19,115       1,004      18,111      18,815         0         500
PNC BANK CORP.               Common   693475105         976,415     21,819      14,182       7,637      13,775         0      12,431
PP & L RESOURCES, INC        Common   69351T106       2,589,215    116,697      61,343      55,354      79,690         0      44,336
PPG INDUSTRIES, INC.         Common   693506107         356,569      6,704         704       6,000       6,904         0           0
PROCTER & GAMBLE CO          Common   742718109       4,660,236     73,972      65,272       8,700      26,472         0      49,300
PROGRESS FINANCIAL CORP      Common   743266108         164,688     15,500      15,500           0      37,500         0           0
PUBLIC SERVICE ENTERPRISE    Common   744573106         959,900     28,815       1,960      26,855      27,065         0       1,750
QUALCOMM INCORPORATED        Common   747525103         599,569      5,700       5,300         400       3,300         0       3,600

ROYAL DUTCH PETROLEUM N.Y    Common   780257804         307,244      5,450       1,950       3,500       4,340         0       3,800
SBC COMMUNICATIONS           Common   78387G103       2,972,455     69,735      44,666      25,069      27,425         0      67,027
SCHERING-PLOUGH CORP         Common   806605101         321,925      7,900       7,900           0       7,520         0       5,200
SCHLUMBERGER LTD             Common   806857108       1,245,126     17,740      15,640       2,100       8,230         0      12,230
SMITHKLINE BEECHAM PLC       Common   832378301         397,575      6,200       3,300       2,900       6,200         0           0
SPRINT CORP COMMON           Common   852061100         631,519     10,900      10,100         800       1,600         0       9,300
STV GROUP INC                Common   784847105      15,515,647  2,433,827           0   2,433,827   2,433,827         0           0
SUN MICROSYSTEMS, INC.       Common   866810104       1,575,900     20,600      16,600       4,000      10,240         0      12,598
TARGET CORP.                 Common   87612E106       2,554,888     37,400      34,600       2,800      21,200         0      17,023
TECHNICAL CHEMICALS & PRO    Common   87840Q103          18,750     20,000      20,000           0      20,000         0           0
TEXACO INC                   Common   881694103       2,047,775     40,400      34,000       6,400       5,750         0      36,072
THISTLE GROUP HOLDINGS, C    Common   88431E103         238,875     39,000      39,000           0      39,000         0           0
TIME WARNER, INC.            Common   887315109       2,035,313     25,050      23,250       1,800      12,390         0      15,100
U.S. WEST, INC. NEW          Common   91273H101         272,011      4,121       2,873       1,248       2,565         0       2,614
VODAFONE AIRTOUCH PLC        Common   92857T107       1,495,460     32,510      28,410       4,100      16,710         0      19,726
WALGREEN CO                  Common   931422109         949,355     36,080      32,080       4,000      18,470         0      19,700
WAL-MART STORES INC          Common   931142103       2,574,172     46,750      38,550       8,200      21,950         0      31,370
WELLS FARGO & COMPANY (NE    Common   949746101         348,000      8,700       6,500       2,200       4,110         0       7,300

                             TOTAL                  223,534,032